UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     January 28, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $278,299 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                GSCI TTL RET36   06738C794     1714    32227 SH       SOLE                        0        0    32227
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1184      250 SH       SOLE                        0        0      250
BOSTON PROPERTIES INC          COM              101121101      203     2207 SH       SOLE                        0        0     2207
EXXON MOBIL CORP               COM              30231G102      521     5559 SH       SOLE                        0        0     5559
GENERAL ELECTRIC CO            COM              369604103      335     9034 SH       SOLE                        0        0     9034
GENERAL GROWTH PPTYS INC       COM              370021107      215     5213 SH       SOLE                        0        0     5213
ISHARES TR                     RUSSELL 3000     464287689      321     3802 SH       SOLE                        0        0     3802
ISHARES TR                     US TIPS BD FD    464287176      722     6821 SH       SOLE                        0        0     6821
ISHARES TR                     S&P 500 INDEX    464287200    87606   597016 SH       SOLE                        0        0   597016
ISHARES TR                     MSCI EMERG MKT   464287234    13004    86523 SH       SOLE                        0        0    86523
ISHARES TR                     MSCI EAFE IDX    464287465    74427   948114 SH       SOLE                        0        0   948114
ISHARES TR                     RUSSELL1000VAL   464287598     1172    14604 SH       SOLE                        0        0    14604
ISHARES TR                     RUSSELL 2000     464287655    11797   155390 SH       SOLE                        0        0   155390
ISHARES TR                     DJ US REAL EST   464287739    10651   162123 SH       SOLE                        0        0   162123
ISHARES TR                     S&P WLD EX-US    464288422      419     8489 SH       SOLE                        0        0     8489
ISHARES TR                     RSSL MCRCP IDX   464288869     2078    39348 SH       SOLE                        0        0    39348
ISHARES TR                     RUSSELL 1000     464287622    22522   282943 SH       SOLE                        0        0   282943
MICROSOFT CORP                 COM              594918104      231     6500 SH       SOLE                        0        0     6500
MIDCAP SPDR TR                 UNIT SER 1       595635103      304     1962 SH       SOLE                        0        0     1962
PROLOGIS                       SH BEN INT       743410102      241     3801 SH       SOLE                        0        0     3801
SIMON PPTY GROUP INC NEW       COM              828806109      309     3558 SH       SOLE                        0        0     3558
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863    21866   383957 SH       SOLE                        0        0   383957
SPDR TR                        UNIT SER 1       78462F103     4314    29507 SH       SOLE                        0        0    29507
VANGUARD INDEX FDS             REIT ETF         922908553    15773   256641 SH       SOLE                        0        0   256641
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     4362    41824 SH       SOLE                        0        0    41824
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     2008    41900 SH       SOLE                        0        0    41900